Cover	Dec. 02, 2025
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	United Acquisition Corp. I
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0002098669
Amendment Flag	false
Entity Ex Transition Period	false